Statutory accounts	6 Months Ended
Jun. 30, 2026
Common Domain Members [Abstract]
Statutory accounts	Statutory accountsThe financial information shown in this publication, which was approved by the Board of Directors on 3 August 2026, is unaudited and does not constitute statutory financial statements. Audited financial information will be published in bp Annual Report and Form 20-F 2026.